Fair Value Measurements - Fair value assumptions (Details)	Dec. 31, 2025 Y	Dec. 31, 2024 Y
Expected term (in years)
Fair Value Measurements
Convertible preferred stock	2.8
SAFE		1
Probability of initial public offering
Fair Value Measurements
Convertible preferred stock	40
Probability of stay private
Fair Value Measurements
Convertible preferred stock	60
Equity volatility
Fair Value Measurements
Convertible preferred stock	59
Risk-free rate
Fair Value Measurements
Convertible preferred stock	3.5
Discount rate
Fair Value Measurements
SAFE		14.1
Probability of equity financing
Fair Value Measurements
SAFE		65
Probability of liquidity event
Fair Value Measurements
SAFE		30
Probability of event of default
Fair Value Measurements
SAFE		50